Investment Risks - Blueprint Chesapeake Multi-Asset Trend ETF	Oct. 26, 2026
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. To the extent contemplated by its investment strategy, the Fund may use derivative instruments, such as options, swaps, futures contracts and other instruments, to obtain or manage investment exposure. The Fund is subject to counterparty risk, meaning the risk that a counterparty, clearing member or clearing house will be unwilling or unable to perform its obligations to the Fund due to bankruptcy, insolvency, financial distress, operational failure or other default. If a counterparty or clearing member defaults, the Fund may lose the expected benefit of the transaction, experience delays or costs in recovering collateral or other amounts owed to it, or be required to enter into replacement transactions on less favorable terms, if at all. The Fund also may be unable to implement its investment strategy effectively if suitable counterparties or clearing members are unavailable.

Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Energy Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

Precious Metal Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

Industrial Metal Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

Grains Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower-rated securities are more volatile than shorter-term and higher-rated securities.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund may invest in foreign securities. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The derivative instruments in which the Fund may invest provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

Forward Currency Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Forward Currency Contracts Risk. The Fund may invest   in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying security or instrument, including the anticipated volatility, which is affected by fiscal and monetary policies and by national and international political and economic events, changes in the actual or implied volatility of the underlying security or instrument, the time remaining until the expiration of the option contract and economic events. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price in accordance with their applicable exercise terms. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying security or instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying security or instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying security or instrument, and there may at times not be a liquid secondary market for certain options contracts.

Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk. The Fund may use derivatives to obtain exposure that is expected to increase in value when a reference asset declines. If the reference asset increases in value, the Fund may incur losses. Depending on the derivative used, those losses may exceed the Fund’s initial investment and, for certain positions, may be theoretically unlimited. The Fund may be unable to establish, maintain, or close a desired position on favorable terms because of limited liquidity or a lack of available counterparties. A derivative used to obtain short exposure also may not perform as expected or may not closely track changes in the value of the reference asset.

Cayman Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund has elected and intends to qualify each year to be treated as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on a single issuer does not exceed 25% of the Fund value at the close of any quarter, and that the value of the shares of the Subsidiary does not exceed 25% of Fund value at the close of any quarter. If the value of swap contracts, options on a single issuer, or shares of the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. The Fund intends to treat any income received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders and to meet the requirement that the Subsidiary have a value not in excess of 25% of the Fund’s value at the close of a quarter. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

Sub-Adviser Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sub-Adviser Strategy Risk. The performance of the Fund’s Derivatives Component and Equity Component depends primarily on the ability of Chesapeake to react to price movements in the relevant markets and underlying derivative instruments and futures and forward contracts. Such price movements may be volatile and may be influenced by, among other things:

●	changes in interest rates;

●	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

●	weather and climate conditions;

●	natural disasters, such as hurricanes;

●	changing supply and demand relationships;

●	changes in balances of payments and trade;

●	U.S. and international rates of inflation and deflation;

●	currency devaluations and revaluations;

●	U.S. and international political and economic events; and

●	changes in the philosophies and emotions of various market participants.

Chesapeake’s investment process may not take all of these factors into account. The successful use of futures contracts and other derivatives draws upon Chesapeake’s skill and experience with respect to such instruments and are subject to special risk considerations.

The trading decisions of Chesapeake are based in part on mathematical models, which are implemented as automated computer algorithms that Chesapeake has developed over time. The successful operation of the automated computer algorithms on which Chesapeake’s trading decisions are based is reliant upon Chesapeake’s information technology systems and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. Further, as market dynamics shift over time, a previously highly successful model may become outdated, perhaps without Chesapeake recognizing that fact before substantial losses are incurred. There can be no assurance that Chesapeake will be successful in maintaining effective mathematical models and automated computer algorithms.

There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

Commodity-Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the IRS, the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to U.S. federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund may invest more than 25% of its total assets in the Subsidiary during a tax quarter, but intends to limit such investment to no more than 25% of its total assets at the end of each tax quarter to satisfy certain asset diversification requirements applicable to regulated investment companies. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund generally has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments causes it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodities Exchange Act of 1936, as amended (“CEA”) and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund is operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO, are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. Although U.S. Treasuries are backed by the U.S. government, those government policies may change both in terms of the payment of interest and in the payment of principal. Furthermore, while holding a treasury until maturity can guarantee principal, selling a treasury prior to maturity or buying a treasury subsequent to issue date may put principal at risk.

Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. From time to time, the Fund may have market exposure to cryptocurrencies through futures contracts., which are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that can be used like money. Cryptocurrencies use cryptography to secure transactions, to control the creation of additional units, and to verify the transfer of assets. A cryptocurrency typically operates without central authority or banks and is not backed by any government. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. continues to develop.

Cryptocurrency technology is new and untested, and investments with exposure to cryptocurrencies come with substantial risks. These include the potential failure of the technology facilitating cryptocurrency transfers, as well as the uncertainties posed by supply and demand forces in an unregulated market that is not backed by a government. Regulatory actions that may limit or enhance the ability to exchange or utilize cryptocurrencies for payments could impact their demand, and future regulatory changes could be detrimental to the Fund’s investments. Development and acceptance of competing platforms or technologies could also affect the use of cryptocurrencies. Additionally, potential fraud, security breaches, business failures, and technical defects pose significant risks to companies engaged in cryptocurrency activities. Cryptocurrency’s reliance on internet connectivity, its decentralized nature, and its usage of open-source technologies may further increase risks of fraud or cyber-attacks.

The market for cryptocurrency futures is potentially less liquid and more volatile than more established futures markets, despite substantial growth since trading commenced. The pricing of cryptocurrency futures contracts is influenced by various factors, including supply, demand, market conditions, position limits, accountability levels, collateral requirements, and the availability of counterparties. Consequently, these contracts could trade at a significant premium over the spot price of cryptocurrency. If the Fund purchases futures contracts at a premium and this premium declines, it could negatively impact the value of an investment in the Fund. The Fund’s ability to achieve its desired exposure to cryptocurrency futures contracts could be limited by these factors, potentially affecting its returns.

Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV with possible greater than normal intraday bid-ask spreads.

Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant which would result in a further widening of the bid-ask spreads.

Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. That is, an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Illiquid Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Advisers, as the case may be.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

The Fund is actively-managed and may not meet its investment objective based on Chesapeake and Blueprint’s success or failure to implement investment strategies for the Fund and/or the Subsidiary.

Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Micro-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Advisers seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Underlying Fixed Income ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fixed Income ETF Risks. The Fund (and the Subsidiary) may invest in fixed income ETFs indirectly via futures contracts or other derivatives transactions. The Fund will be subject to substantially the same risks as those associated with the indirect ownership of securities held by the fixed income ETFs.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.